Shareholders' equity - Stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options	Dec. 31, 2018 Options
Stock-based compensation
Options outstanding, Number	6,288,166	6,288,166	4,726,943	3,220,280
Options outstanding, Weighted average years to expiration	7 years 1 month 6 days
Options exercisable, Number	2,318,500	2,318,500
Exercise price of $0.85 (CAD $1.08)
Stock-based compensation
Exercise price/share | (per share)	$ 0.85	$ 1.08
Options outstanding, Number	719,445	719,445
Options outstanding, Weighted average years to expiration	6 years 3 months 18 days
Options exercisable, Number	432,223	432,223
Exercise price of $0.99 (CAD $1.26)
Stock-based compensation
Exercise price/share | (per share)	$ 0.99	$ 1.26
Options outstanding, Number	1,127,779	1,127,779
Options outstanding, Weighted average years to expiration	7 years 1 month 6 days
Options exercisable, Number	441,111	441,111
Exercise price of $1.19 (CAD $1.51)
Stock-based compensation
Exercise price/share | (per share)	$ 1.19	$ 1.51
Options outstanding, Number	41,667	41,667
Options outstanding, Weighted average years to expiration	6 years 10 months 24 days
Options exercisable, Number	25,000	25,000
Exercise price of $1.41 (CAD $1.80)
Stock-based compensation
Exercise price/share | (per share)	$ 1.41	$ 1.80
Options outstanding, Number	1,077,777	1,077,777
Options outstanding, Weighted average years to expiration	1 year 7 months 6 days
Options exercisable, Number	1,077,777	1,077,777
Exercise price of $1.61 (CAD $2.05)
Stock-based compensation
Exercise price/share | (per share)	$ 1.61	$ 2.05
Options outstanding, Number	41,667	41,667
Options outstanding, Weighted average years to expiration	7 years 6 months
Options exercisable, Number	16,667	16,667
Exercise price of $2.47 (CAD $3.14)
Stock-based compensation
Exercise price/share | (per share)	$ 2.47	$ 3.14
Options outstanding, Number	185,000	185,000
Options outstanding, Weighted average years to expiration	9 years 10 months 24 days
Exercise price of $2.81 (CAD $3.58)
Stock-based compensation
Exercise price/share | (per share)	$ 2.81	$ 3.58
Options outstanding, Number	70,000	70,000
Options outstanding, Weighted average years to expiration	9 years 7 months 6 days
Exercise price of $2.97 (CAD $3.78)
Stock-based compensation
Exercise price/share | (per share)	$ 2.97	$ 3.78
Options outstanding, Number	5,667	5,667
Options outstanding, Weighted average years to expiration	1 year 7 months 6 days
Options exercisable, Number	5,667	5,667
Exercise price of $3.17 (CAD $4.03)
Stock-based compensation
Exercise price/share | (per share)	$ 3.17	$ 4.03
Options outstanding, Number	28,611	28,611
Options outstanding, Weighted average years to expiration	5 years 2 months 12 days
Options exercisable, Number	22,889	22,889
Exercise price of $3.24 (CAD $4.12)
Stock-based compensation
Exercise price/share | (per share)	$ 3.24	$ 4.12
Options outstanding, Number	460,000	460,000
Options outstanding, Weighted average years to expiration	10 years
Exercise price of $3.42 (CAD $4.36)
Stock-based compensation
Exercise price/share | (per share)	$ 3.42	$ 4.36
Options outstanding, Number	974,998	974,998
Options outstanding, Weighted average years to expiration	8 years 1 month 6 days
Options exercisable, Number	190,556	190,556
Exercise price of $6.59 (CAD $8.39)
Stock-based compensation
Exercise price/share | (per share)	$ 6.59	$ 8.39
Options outstanding, Number	512,222	512,222
Options outstanding, Weighted average years to expiration	8 years 10 months 24 days
Options exercisable, Number	102,444	102,444
Exercise price of $8.96 (CAD $11.41)
Stock-based compensation
Exercise price/share | (per share)	$ 8.96	$ 11.41
Options outstanding, Number	8,333	8,333
Options outstanding, Weighted average years to expiration	8 years 7 months 6 days
Options exercisable, Number	4,166	4,166
Exercise price of $10.92 (CAD $13.91)
Stock-based compensation
Exercise price/share | (per share)	$ 10.92	$ 13.91
Options outstanding, Number	970,000	970,000
Options outstanding, Weighted average years to expiration	9 years 3 months 18 days
Exercise price of $11.56 (CAD $14.72)
Stock-based compensation
Exercise price/share | (per share)	$ 11.56	$ 14.72
Options outstanding, Number	65,000	65,000
Options outstanding, Weighted average years to expiration	9 years 4 months 24 days